Revenue Disaggregation	12 Months Ended
Dec. 31, 2021
Revenue Disaggregation
Revenue Disaggregation

18. Revenue Disaggregation

Revenues by source consist of the following:

	For the Year Ended December 31,
	2019	2020	2021
Vehicle sales	280,967	9,282,703	26,128,469
Other sales and services	3,400	173,906	881,310
Total	284,367	9,456,609	27,009,779

18. Revenue Disaggregation (Continued)

Revenue by timing of recognition is analyzed as follows:

	For the Year Ended December 31,
	2019	2020	2021
Revenue recognized at a point in time	284,195	9,436,095	26,917,836
Including: Vehicle sales	280,967	9,282,703	26,128,469
Other sales and services	3,228	153,392	789,367
Revenue recognized over time	172	20,514	91,943
Total	284,367	9,456,609	27,009,779

Revenues arising from vehicle sales are recognized at a point in time when the control of the products are transferred to the users. Revenues from other sales and services are recognized at a point in time include (i) sales and installment of charging piles, (ii) sales of goods from online store, (iii) certain services under the Li Plus Membership, and (iv) sales of Automotive Regulatory Credits which revenue are recognized at a point in time when the control of the products and services are transferred to the users.

Certain revenue arising from other sales and services is recognized over time, including vehicle internet connection services, FOTA upgrades and certain services under the Li Plus Membership.